Oil and Gas Properties (Information by Property Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 acre	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre	Jul. 29, 2011 Young County, Texas Property [Member] leases wells acre	Sep. 16, 2011 Archer County, Texas Property [Member] leases wells acre
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Common stock issued, acquisition of leases			1,800,000
Common stock issued, price per share			$ 1.01
Common stock issued, estimated fair value	$ 1,818,000		$ 1,818,000
Acres of land acquired		2,288	300	120	140
Number of leases acquired				2	2
Number of wells acquired				14	12
Cash paid for acquisition of leases				$ 128,500	$ 125,000